Note 22 Financial liabilities at amortised cost (Details) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities at amortised cost [Line Items]
Total deposits at amortised cost		€ 416,947	€ 415,467	€ 438,919
Liabilities due to central banks		47,351	45,177	25,950
Deposits from banks		19,834	27,629	28,751
Deposits from customers	[1]	349,761	342,661	384,219
Debt instruments issued		55,763	61,780	63,963
Other financial liabilities		15,183	13,358	13,758
Financial liabilities at amortised cost		487,893	490,606	516,641
Demand Deposits [Member]
Financial liabilities at amortised cost [Line Items]
Liabilities due to central banks		8	163	23
Deposits from banks		7,601	7,196	7,161
Deposits from customers		293,015	266,250	280,391
Time depostis and other [Member]
Financial liabilities at amortised cost [Line Items]
Liabilities due to central banks		41,790	38,274	25,101
Deposits from banks	[2]	8,599	16,079	18,896
Deposits from customers	[2]	55,479	75,666	103,293
Repurchase Agreements [Member]
Financial liabilities at amortised cost [Line Items]
Liabilities due to central banks		5,553	6,740	826
Deposits from banks		3,634	4,354	2,693
Deposits from customers		€ 1,267	€ 746	€ 535

[1]	(*) Variation in 2020 is mainly due to the companies in the United States included in the USA Sale (see Notes 1.3, 3 and 21).
[2]	(**) The variation in 2021 is mainly due to the decrease in time deposits at Banco Bilbao Vizcaya Argentaria, S.A. offset by the increase in demand deposits and investment funds (off-balance) due to the current interest rate environment.